Business Combinations - Purchase Price Allocation (Details) - USD ($) $ in Thousands	Dec. 01, 2021	Oct. 01, 2020	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill				$ 7,904,863	$ 6,042,964	$ 1,328,045
Restricted cash				156,734	$ 14,678	$ 9	$ 9
ProQuest
Business Acquisition [Line Items]
Accounts receivable	$ 113,492
Prepaid expenses	22,254
Other current assets	23,704
Property and equipment, net	62,307
Other intangible assets	3,534,742			$ 3,534,742
Deferred income taxes	3,512
Other non-current assets	17,955
Operating lease right-of-use assets	28,429
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total	3,806,395
Accounts payable	17,100
Accrued expenses and other current liabilities	136,811
Current portion of long-term debt	1,072
Current portion of deferred revenue	335,234
Current portion of operating lease liabilities	7,960
Long-term debt	33,362
Deferred income taxes	58,605
Non-current portion of deferred revenue	6,799
Other non-current liabilities	89,217
Operating lease liabilities	23,085
Total liabilities	709,245
Fair value of acquired identifiable assets and liabilities	3,097,150
Purchase price, net of cash	4,994,334
Goodwill	1,897,184
Cash acquired	52,514
Restricted cash	1,957
Valued intangible assets	3,528,000
Intangible assets under construction	$ 6,742
Decision Resources Group
Business Acquisition [Line Items]
Accounts receivable			$ 52,193
Prepaid expenses			4,295
Other current assets			68,001
Property and equipment, net			4,136
Other intangible assets			491,366
Other non-current assets			2,960
Operating lease right-of-use assets			25,099
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total			648,050
Accounts payable			3,474
Accrued expenses and other current liabilities			88,561
Current portion of deferred revenue			35,126
Current portion of operating lease liabilities			5,188
Deferred income taxes			49,403
Non-current portion of deferred revenue			936
Operating lease liabilities			20,341
Total liabilities			203,029
Fair value of acquired identifiable assets and liabilities			445,021
Goodwill			499,199
CPA Global
Business Acquisition [Line Items]
Accounts receivable		$ 380,259
Prepaid expenses		27,437
Other current assets		38,784
Property and equipment, net		13,290
Other intangible assets		4,920,317
Deferred income taxes		19,310
Other non-current assets		8,403
Operating lease right-of-use assets		30,649
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets, Total		5,438,449
Accounts payable		53,791
Accrued expenses and other current liabilities		284,353
Current portion of deferred revenue		181,365
Current portion of operating lease liabilities		7,738
Deferred income taxes		291,869
Non-current portion of deferred revenue		16,771
Other non-current liabilities		24,307
Operating lease liabilities		23,615
Total liabilities		883,809
Fair value of acquired identifiable assets and liabilities		4,554,640
Purchase price, net of cash		8,540,886
Goodwill		3,986,246
Cash acquired		102,675
Restricted cash		3,400
Buyer-specific synergy goodwill		$ 942,201
DRG
Business Acquisition [Line Items]
Purchase price, net of cash			944,220
Goodwill			$ (499,199)